SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN NON-CASH FLOW WORKING CAPITAL

Changes in non-cash flow working capital is comprised of:

	December 31,
	2023	2022

Trade and other receivables	$281	$(3,774)
Deposits and prepaid expenses	(168)	(83)
Trade and other payables	4,901	9,451
Foreign currency	(1)	(3)
	$5,013	$5,591

Related to operating activities	$1,714	$(2,140)

Related to investing activities	$3,299	$7,731